Investments - Debt Securities Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due in 1 year or less	$ 2,472
Due after 1 year through 5 years	9,761
Due after 5 years through 10 years	13,477
Due after 10 years through 20 years	9,165
Due after 20 years	7,732
Total	51,071	$ 51,206
Allowance for Credit Loss
Due in 1 year or less	0
Due after 1 year through 5 years	3
Due after 5 years through 10 years	11
Due after 10 years through 20 years	3
Due after 20 years	0
Total	23	9
Gross Unrealized Gains
Due in 1 year or less	0
Due after 1 year through 5 years	15
Due after 5 years through 10 years	26
Due after 10 years through 20 years	46
Due after 20 years	1
Total	115	2,790
Gross Unrealized Losses
Due in 1 year or less	7
Due after 1 year through 5 years	435
Due after 5 years through 10 years	1,541
Due after 10 years through 20 years	1,658
Due after 20 years	2,014
Total	6,401	612
Fair Value
Due in 1 year or less	2,465
Due after 1 year through 5 years	9,338
Due after 5 years through 10 years	11,951
Due after 10 years through 20 years	7,550
Due after 20 years	5,719
Debt securities	44,762	53,375
Residential mortgage-backed
Amortized Cost
Without single maturity	510
Total	510	528
Allowance for Credit Loss
Without single maturity	6
Total	6	2
Gross Unrealized Gains
Without single maturity	19
Total	19	46
Gross Unrealized Losses
Without single maturity	59
Total	59	3
Fair Value
Without single maturity	464
Debt securities	464	569
Commercial mortgage-backed
Amortized Cost
Without single maturity	1,821
Total	1,821	1,968
Allowance for Credit Loss
Without single maturity	0
Total	0	0
Gross Unrealized Gains
Without single maturity	0
Total	0	76
Gross Unrealized Losses
Without single maturity	183
Total	183	6
Fair Value
Without single maturity	1,638
Debt securities	1,638	2,038
Other asset-backed securities
Amortized Cost
Without single maturity	6,133
Total	6,133	6,926
Allowance for Credit Loss
Without single maturity	0
Total	0	7
Gross Unrealized Gains
Without single maturity	8
Total	8	71
Gross Unrealized Losses
Without single maturity	504
Total	504	23
Fair Value
Without single maturity	5,637
Debt securities	$ 5,637	$ 6,967